Note 9 - Short-term Investments	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of short-term investments explanatory [text block]
9.	Short-term Investments

Short-term investments are recorded at fair value based on quoted market prices, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss. During the year ended
November 30, 2020,
the Company recorded an unrealized gain of
$50,000
(unrealized gain of
$35,000
for
2019
) in other comprehensive loss relating to short-term investments.

The short-term investments include
1,000,000
shares in Galleon Gold Corp. (previously Pure Nickel Inc.) acquired in the BGC Arrangement with fair value of
$100,000
at
November 30, 2020 (
November 30, 2019:
$50,000
).